Subsequent Events - Additional Information (Detail) (Subsequent Event, INR) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Jun. 25, 2014
Dividend paid
Subsequent Event [Line Items]
Dividend paid, per share amount	6.85
Dividend paid, total amount	19,234.8
Dividend Declared
Subsequent Event [Line Items]
Dividend declared, date approved	Jun. 25, 2014